Stockholders' equity	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2016, 2017 and 2018 have resulted from the following:

Number of shares
Balance at March 31, 2015	1,169,773,260
Issuance of new shares	92,000,000
Exercise of stock acquisition rights	720,500

Balance at March 31, 2016	1,262,493,760
Exercise of stock acquisition rights	1,269,900

Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149

At March 31, 2018, 37,962,769 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2016, 2017 and 2018.

(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2018 was 664,989 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2018, including cash dividends for the six-month period ended March 31, 2018, has been incorporated in the consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on April 27, 2018 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 33,694 million yen and 37,859 million yen at March 31, 2017 and 2018, respectively.

(3)	Other comprehensive income

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2015	154,153	—	(201,131)	(338,305)	(385,283)
Other comprehensive income before reclassifications	45,527	1,914	(174,380)	(83,899)	(210,838)
Amounts reclassified out of accumulated other comprehensive income	(43,307)	(3,112)	2,627	—	(43,792)

Net other comprehensive income	2,220	(1,198)	(171,753)	(83,899)	(254,630)
Less: Other comprehensive income attributable to noncontrolling interests	15,637	—	(1,145)	(1,087)	13,405

Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)
Other comprehensive income before reclassifications	(27,007)	5,028	54,513	(17,988)	14,546
Amounts reclassified out of accumulated other comprehensive income	(3,286)	(3,888)	8,719	—	1,545

Net other comprehensive income	(30,293)	1,140	63,232	(17,988)	16,091
Less: Other comprehensive income attributable to noncontrolling interests	(16,192)	—	229	(2,495)	(18,458)

Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income*1	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

*1	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2016	2017	2018
Unrealized gains (losses) on securities	(19,598)	(4,560)	(646)	Financial services revenue
	(47,087)	(30)	(561)	Gain on sale of securities investments, net
	3,063	—	—	Loss on devaluation of securities investments

Total before tax	(63,622)	(4,590)	(1,207)
Tax expense or (benefit)	20,315	1,304	264

Net of tax	(43,307)	(3,286)	(943)

Unrealized gains (losses) on derivative instruments	(8)	—	—	Foreign exchange loss, net
	(3,104)	(5,583)	1,111	Cost of sales

Total before tax	(3,112)	(5,583)	1,111
Tax expense or (benefit)	—	1,695	—

Net of tax	(3,112)	(3,888)	1,111

Pension liability adjustment	2,867	13,044	11,034	*
Tax expense or (benefit)	(240)	(4,325)	(423)

Net of tax	2,627	8,719	10,611

Foreign currency translation adjustments	—	—	(1,855)	Other operating expense, net
Tax expense or (benefit)	—	—	—

Net of tax	—	—	(1,855)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	(43,792)	1,545	8,924

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests

Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net income attributable to Sony Corporation’s stockholders	147,791	73,289	490,794
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(12,776)	(53,927)	(74)

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	135,015	19,362	490,720

During the fiscal year ended March 31, 2017, Sony obtained full ownership of its U.S.-based music publishing subsidiary by acquiring the 50% interest in the subsidiary held by the Estate of Michael Jackson (the “Estate”). The aggregate cash consideration paid to the Estate was 750 million U.S. dollars, including 17 million U.S. dollars of distributions to which the subsidiary previously committed. The difference between cash consideration paid and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 70,730 million yen.